JPMorgan Mid Cap Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Mid Cap Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 630
Expense Example, No Redemption, 3 Years	880
Expense Example, No Redemption, 5 Years	1,148
Expense Example, No Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	925
Expense Example, No Redemption, 10 Years	1,894
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	$ 1,178